FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of notes and other explanatory information [Abstract]
Sensitivity Analysis for Types of Market Risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2024:

Exposure to functional currency	$ million	BRL million

US dollar ($)	—	(187)
EU euro (EUR)	33	(5)
Argentine peso (ARS)	18	—
Mexican peso (MXN)	(801)	—
Brazilian real (BRL)	(297)	—
Colombian peso (COP)	(64)	—
Yen (JPY)	99	—
Other currencies	(1)	(0)

Disclosure of Credit Risk Exposure	Approximately 41.0% of the Company’s liquid financial assets correspond to investment grade rated instruments as of December 31, 2024, in comparison with approximately 34.8% as of December 31, 2023. The investments in financial assets are as follows:

	As of December 31, 2024	As of December 31, 2023

Cash and cash equivalents	1,691,263	1,846,013

Other Investments - Current and Non-Current	2,182,874	2,186,420
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	673,042	1,025,207
Deposit certificates and investment funds	636,104	844,428
Commercial papers	2,258	129,798
Other	34,680	50,981
Bonds and other fixed income	1,499,130	1,160,230
Non - U.S. government securities	1,201,842	928,419
U.S. government and corporate securities	287,248	231,811
Other notes	10,702	983
The carrying amounts of the Company’s trade and other receivables as of December 31, 2024, are denominated in the following currencies:

Currency	$ million

US dollar ($)	1,315
EU euro (EUR)	161
Argentine peso (ARS)	189
Mexican peso (MXN)	331
Brazilian real (BRL)	1,354
Colombian peso (COP)	75
Other currencies	1

3,426

Disclosure of How the Entity Manages Liquidity Risk	The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2025	2026	2027	2028	Thereafter

Borrowings	670	621	373	110	456
Interests to be accrued (1)	159	128	100	77	78
Trade payables and other liabilities	1,890	19	10	13	80
Lease liabilities	46	41	34	32	57

Total	2,765	809	517	232	672
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of Financial Assets

As of December 31, 2024 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	423,521	—	—	423,521
Derivative financial instruments	—	4,483	—	4,483
Trade receivables	1,562,058	—	—	1,562,058
Other investments	549,077	134,667	1,499,130	2,182,874
Cash and cash equivalents	1,267,336	423,927	—	1,691,263

Total	3,801,992	563,077	1,499,130	5,864,199

As of December 31, 2023 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	472,384	—	—	472,384
Derivative financial instruments	—	15,406	—	15,406
Trade receivables	2,065,499	—	—	2,065,499
Other investments	883,513	142,677	1,160,230	2,186,420
Cash and cash equivalents	1,367,235	478,778	—	1,846,013

Total	4,788,631	636,861	1,160,230	6,585,722

Disclosure of Financial Liabilities

As of December 31, 2024 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	436,152	436,152
Trade payables	—	1,840,914	1,840,914
Derivative financial instruments	50,342	—	50,342
Finance lease liabilities	—	210,124	210,124
Borrowings	—	2,230,119	2,230,119

Total	50,342	4,717,309	4,767,651

As of December 31, 2023 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	487,792	487,792
Trade payables	—	2,159,647	2,159,647
Derivative financial instruments	8,220	—	8,220
Finance lease liabilities	—	241,087	241,087
Borrowings	—	2,146,414	2,146,414

Total	8,220	5,034,940	5,043,160

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2024 and 2023:

	Fair value measurement as of December 31, 2024 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	423,927	423,927	—	—
Other investments	1,633,797	1,501,389	131,866	542
Derivative financial instruments	4,483	—	4,483	—

Total assets	2,062,207	1,925,316	136,349	542

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	50,342	—	50,342	—

Total liabilities	50,342	—	50,342	—

	Fair value measurement as of December 31, 2023 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	478,778	478,778	—	—
Other investments	1,302,907	1,086,319	197,743	18,845
Derivative financial instruments	15,406	—	15,406	—

Total assets	1,797,091	1,565,097	213,149	18,845

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	8,220	—	8,220	—

Total liabilities	8,220	—	8,220	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the years ended December 31, 2024 and 2023, corresponds to the initial investment and to the changes in its fair value, as follows:

	Guarantee fund companies	Non - U.S. government securities

As of December 31, 2023	983	17,862
Disinvestment	(1,484)	(7,901)
Interest accrued	—	—
Changes in fair value	1,240	—
Reclassifications	—	(9,961)
Net foreign exchange gain	(197)	—
At December 31, 2024	542	—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The evolution of such instruments during the years ended December 31, 2024 and 2023, corresponds to the initial investment and to the changes in its fair value, as follows:

	Guarantee fund companies	Non - U.S. government securities

As of December 31, 2023	983	17,862
Disinvestment	(1,484)	(7,901)
Interest accrued	—	—
Changes in fair value	1,240	—
Reclassifications	—	(9,961)
Net foreign exchange gain	(197)	—
At December 31, 2024	542	—